Organization and Description of Business (Details)				1 Months Ended
	Aug. 31, 2020	Aug. 01, 2018	Aug. 01, 2018	Aug. 31, 2020
Organization and Description of Business (Details) [Line Items]
Acquired percentage	100.00%
4P Therapeutics LLC [Member]
Organization and Description of Business (Details) [Line Items]
Description of acquired entity		the Company acquired 4P Therapeutics LLC (“4P Therapeutics”) for $2,250,000, consisting of 250,000 shares of common stock, valued at $1,850,000, and $400,000, and a royalty of 6% on all revenue generated by the Company from the abuse deterrent intellectual property that had been developed by 4P Therapeutics payable to the former owner of 4P Therapeutics. The former owner of 4P Therapeutics has been a director of the Company since April 2018, when the Company entered into an agreement to acquire 4P Therapeutics.	the Company acquired 4P Therapeutics LLC (“4P Therapeutics”) for $2,250,000, consisting of 250,000 shares of common stock, valued at $1,850,000, and $400,000, and a royalty of 6% on all revenue generated by the Company from the abuse deterrent intellectual property that had been developed by 4P Therapeutics payable to the former owner of 4P Therapeutics. The former owner of 4P Therapeutics has been a director of the Company since April 2018, when the Company entered into an agreement to acquire 4P Therapeutics.
Active Intelligence LLC [Member]
Organization and Description of Business (Details) [Line Items]
Acquired percentage				100.00%